Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FDP Series, Inc.
Prospectus Date	rr_ProspectusDate	Sep. 29, 2014
Supplement [Text Block]	fdpsi_SupplementTextBlock
FDP SERIES, INC.

MFS Research International FDP Fund

Marsico Growth FDP Fund

Invesco Value FDP Fund

Franklin Templeton Total Return FDP Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 15, 2015 to

the Summary Prospectus, Prospectus and Statement of Additional Information of each Fund, each dated September 29, 2014

The Board of Directors (the “Board”) of FDP Series, Inc. (the “Corporation”) recently approved a replacement of the subadviser of the Marsico Growth FDP Fund (the “Growth Fund”) from Marsico Capital Management, LLC to Janus Capital Management LLC (“Janus”), subject to approval of the Growth Fund’s shareholders. In connection with such pending replacement, the Board approved a change in the name of the Growth Fund as set out below, certain changes to the Fund’s principal investment strategies and investment process, and changes to the Fund’s portfolio managers and benchmark index. All of these changes are contingent upon the approval by Growth Fund shareholders of Janus as subadviser to the Fund.

The Board also recently approved the use of a manager of managers structure for each Fund, subject to approval of the Fund’s shareholders. Under the manager of managers structure, BlackRock Advisors, LLC (“BlackRock”), each Fund’s investment adviser, will be able to hire and replace subadvisers and materially amend subadvisory agreements for a Fund, subject to the prior approval of the Board, but without shareholder approval. In connection with each Fund’s pending use of the manager of managers structure (together with the approval of Janus as the Growth Fund’s new subadviser), the Board approved a change in the name of each Fund, as follows:

Current Fund Name	New Fund Name
MFS Research International FDP Fund	FDP BlackRock MFS Research International Fund
Marsico Growth FDP Fund	FDP BlackRock Janus Growth Fund
Invesco Value FDP Fund	FDP BlackRock Invesco Value Fund
Franklin Templeton Total Return FDP Fund	FDP BlackRock Franklin Templeton Total Return Fund

The Board has called a joint special meeting of shareholders (the “Meeting”) of the Funds for the purpose of considering and voting on: (1) a new subadvisory agreement between BlackRock and Janus with respect to the Growth Fund (the “Subadvisory Agreement”); and (2) the use of a manager of managers structure. If the Subadvisory Agreement is approved by shareholders of the Growth Fund, Janus will begin serving as subadviser of the Growth Fund, and the changes to the Growth Fund’s name, its principal investment strategies and investment process, and its portfolio managers and benchmark index, would take effect as soon as reasonably practicable after the Meeting. If shareholders of a Fund approve that Fund’s use of the manager of managers structure, that Fund’s reliance on the manager of managers structure and the change to the Fund’s name, would take effect immediately following the Meeting.

Effective as soon as reasonably practicable following Growth Fund shareholder approval of the Subadvisory Agreement, the following changes are made to the Growth Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, as applicable.

Change in Growth Fund’s Name

The Marsico Growth FDP Fund is renamed FDP BlackRock Janus Growth Fund. References to the “Marsico Fund” are replaced with “Janus Fund.”

Change in the Growth Fund’s Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About Marsico Growth FDP Fund—Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About Marsico Growth FDP Fund—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund pursues its investment objective by investing primarily in common stocks of U.S. companies that have potential for growth. The Fund may invest in companies of all market capitalizations, from larger, well-established companies to smaller, emerging growth companies.

The Fund’s investment process is based on fundamental analysis and focuses on “bottom up” research, quantitative modeling, and valuation analysis. When selecting investments for the Fund, Fund management compares the appreciation and risk potential of each potential investment and constructs a portfolio that is intended to maximize the best risk-reward opportunities. It is expected that the Fund will be broadly diversified among a variety of industry sectors.

Portfolio holdings may be sold, among other reasons, if a security has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

The section of the Summary Prospectus entitled “Key Facts About Marsico Growth FDP Fund—Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About Marsico Growth FDP Fund—Principal Risks of Investing in the Fund” are amended to delete “Depositary Receipts Risk,” “Foreign Securities Risk” and “High Portfolio Turnover Risk” and to add the following as a principal risk:

Small and Mid-Capitalization Company Risk—Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Change in the Growth Fund’s Performance Information and Benchmarks

The section of the Summary Prospectus entitled “Key Facts About Marsico Growth FDP Fund—Performance Information” and the section of the Prospectus entitled “Fund Overview—Key Facts About Marsico Growth FDP Fund—Performance Information” are amended to reflect that the Standard and Poor’s 500 Index has been replaced with the Russell 1000 Growth Index.

Effective immediately following shareholder approval of the manager of managers structure, the following changes are made to the Prospectus and Statement of Additional Information with respect to the applicable Fund.

Change in each Fund’s Name

The MFS Research International FDP Fund is renamed FDP BlackRock MFS Research International Fund.

The Invesco Value FDP Fund is renamed FDP BlackRock Invesco Value Fund.

The Franklin Templeton Total Return FDP Fund is renamed FDP BlackRock Franklin Templeton Total Return Fund.

Use of a Manager of Managers Structure

The section of each Fund’s Summary Prospectus entitled “Key Facts About MFS Research International FDP Fund—Principal Investment Strategies of the Fund,” “Key Facts About Marsico Growth FDP Fund—Principal Investment Strategies of the Fund,” “Key Facts About Invesco Value FDP Fund—Principal Investment Strategies of the Fund” or “Key Facts About Franklin Templeton Total Return FDP Fund—Principal Investment Strategies of the Fund” and the section of each Fund’s Prospectus entitled “Fund Overview—Key Facts About MFS Research International FDP Fund—Principal Investment Strategies of the Fund,” “Fund Overview—Key Facts About Marsico Growth FDP—Principal Investment Strategies of the Fund,” “Fund Overview—Key Facts About Invesco Value FDP Fund—Principal Investment Strategies of the Fund” or “Fund Overview—Key Facts About Franklin Templeton Total Return FDP Fund—Principal Investment Strategies of the Fund” are amended to add the following to the end of each section:

BlackRock and the Fund have obtained an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits BlackRock, with respect to the Fund, to appoint and replace sub-advisers, and enter into, amend and terminate sub-advisory agreements with sub-advisers, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”). The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions set forth in the SEC exemptive order.

MFS Research International FDP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fdpsi_SupplementTextBlock
FDP SERIES, INC.

MFS Research International FDP Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 15, 2015 to

the Summary Prospectus, Prospectus and Statement of Additional Information of each Fund, each dated September 29, 2014

The Board of Directors (the “Board”) of FDP Series, Inc. (the “Corporation”) recently approved a replacement of the subadviser of the Marsico Growth FDP Fund (the “Growth Fund”) from Marsico Capital Management, LLC to Janus Capital Management LLC (“Janus”), subject to approval of the Growth Fund’s shareholders. In connection with such pending replacement, the Board approved a change in the name of the Growth Fund as set out below, certain changes to the Fund’s principal investment strategies and investment process, and changes to the Fund’s portfolio managers and benchmark index. All of these changes are contingent upon the approval by Growth Fund shareholders of Janus as subadviser to the Fund.

The Board also recently approved the use of a manager of managers structure for each Fund, subject to approval of the Fund’s shareholders. Under the manager of managers structure, BlackRock Advisors, LLC (“BlackRock”), each Fund’s investment adviser, will be able to hire and replace subadvisers and materially amend subadvisory agreements for a Fund, subject to the prior approval of the Board, but without shareholder approval. In connection with each Fund’s pending use of the manager of managers structure (together with the approval of Janus as the Growth Fund’s new subadviser), the Board approved a change in the name of each Fund, as follows:

Current Fund Name	New Fund Name
MFS Research International FDP Fund	FDP BlackRock MFS Research International Fund

Effective immediately following shareholder approval of the manager of managers structure, the following changes are made to the Prospectus and Statement of Additional Information with respect to the applicable Fund.

Change in each Fund’s Name

The MFS Research International FDP Fund is renamed FDP BlackRock MFS Research International Fund.

Use of a Manager of Managers Structure

The section of each Fund’s Summary Prospectus entitled “Key Facts About MFS Research International FDP Fund—Principal Investment Strategies of the Fund,” “Key Facts About Marsico Growth FDP Fund—Principal Investment Strategies of the Fund,” “Key Facts About Invesco Value FDP Fund—Principal Investment Strategies of the Fund” or “Key Facts About Franklin Templeton Total Return FDP Fund—Principal Investment Strategies of the Fund” and the section of each Fund’s Prospectus entitled “Fund Overview—Key Facts About MFS Research International FDP Fund—Principal Investment Strategies of the Fund,” “Fund Overview—Key Facts About Marsico Growth FDP—Principal Investment Strategies of the Fund,” “Fund Overview—Key Facts About Invesco Value FDP Fund—Principal Investment Strategies of the Fund” or “Fund Overview—Key Facts About Franklin Templeton Total Return FDP Fund—Principal Investment Strategies of the Fund” are amended to add the following to the end of each section:

BlackRock and the Fund have obtained an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits BlackRock, with respect to the Fund, to appoint and replace sub-advisers, and enter into, amend and terminate sub-advisory agreements with sub-advisers, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”). The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions set forth in the SEC exemptive order.

Marsico Growth FDP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fdpsi_SupplementTextBlock
FDP SERIES, INC.

Marsico Growth FDP Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 15, 2015 to

the Summary Prospectus, Prospectus and Statement of Additional Information of each Fund, each dated September 29, 2014

The Board of Directors (the “Board”) of FDP Series, Inc. (the “Corporation”) recently approved a replacement of the subadviser of the Marsico Growth FDP Fund (the “Growth Fund”) from Marsico Capital Management, LLC to Janus Capital Management LLC (“Janus”), subject to approval of the Growth Fund’s shareholders. In connection with such pending replacement, the Board approved a change in the name of the Growth Fund as set out below, certain changes to the Fund’s principal investment strategies and investment process, and changes to the Fund’s portfolio managers and benchmark index. All of these changes are contingent upon the approval by Growth Fund shareholders of Janus as subadviser to the Fund.

The Board also recently approved the use of a manager of managers structure for each Fund, subject to approval of the Fund’s shareholders. Under the manager of managers structure, BlackRock Advisors, LLC (“BlackRock”), each Fund’s investment adviser, will be able to hire and replace subadvisers and materially amend subadvisory agreements for a Fund, subject to the prior approval of the Board, but without shareholder approval. In connection with each Fund’s pending use of the manager of managers structure (together with the approval of Janus as the Growth Fund’s new subadviser), the Board approved a change in the name of each Fund, as follows:

Current Fund Name	New Fund Name
Marsico Growth FDP Fund	FDP BlackRock Janus Growth Fund

The Board has called a joint special meeting of shareholders (the “Meeting”) of the Funds for the purpose of considering and voting on: (1) a new subadvisory agreement between BlackRock and Janus with respect to the Growth Fund (the “Subadvisory Agreement”); and (2) the use of a manager of managers structure. If the Subadvisory Agreement is approved by shareholders of the Growth Fund, Janus will begin serving as subadviser of the Growth Fund, and the changes to the Growth Fund’s name, its principal investment strategies and investment process, and its portfolio managers and benchmark index, would take effect as soon as reasonably practicable after the Meeting. If shareholders of a Fund approve that Fund’s use of the manager of managers structure, that Fund’s reliance on the manager of managers structure and the change to the Fund’s name, would take effect immediately following the Meeting.

Effective as soon as reasonably practicable following Growth Fund shareholder approval of the Subadvisory Agreement, the following changes are made to the Growth Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, as applicable.

Change in Growth Fund’s Name

The Marsico Growth FDP Fund is renamed FDP BlackRock Janus Growth Fund. References to the “Marsico Fund” are replaced with “Janus Fund.”

Change in the Growth Fund’s Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About Marsico Growth FDP Fund—Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About Marsico Growth FDP Fund—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund pursues its investment objective by investing primarily in common stocks of U.S. companies that have potential for growth. The Fund may invest in companies of all market capitalizations, from larger, well-established companies to smaller, emerging growth companies.

The Fund’s investment process is based on fundamental analysis and focuses on “bottom up” research, quantitative modeling, and valuation analysis. When selecting investments for the Fund, Fund management compares the appreciation and risk potential of each potential investment and constructs a portfolio that is intended to maximize the best risk-reward opportunities. It is expected that the Fund will be broadly diversified among a variety of industry sectors.

Portfolio holdings may be sold, among other reasons, if a security has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

The section of the Summary Prospectus entitled “Key Facts About Marsico Growth FDP Fund—Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About Marsico Growth FDP Fund—Principal Risks of Investing in the Fund” are amended to delete “Depositary Receipts Risk,” “Foreign Securities Risk” and “High Portfolio Turnover Risk” and to add the following as a principal risk:

Small and Mid-Capitalization Company Risk—Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Change in the Growth Fund’s Performance Information and Benchmarks

The section of the Summary Prospectus entitled “Key Facts About Marsico Growth FDP Fund—Performance Information” and the section of the Prospectus entitled “Fund Overview—Key Facts About Marsico Growth FDP Fund—Performance Information” are amended to reflect that the Standard and Poor’s 500 Index has been replaced with the Russell 1000 Growth Index.

Use of a Manager of Managers Structure

The section of each Fund’s Summary Prospectus entitled “Key Facts About MFS Research International FDP Fund—Principal Investment Strategies of the Fund,” “Key Facts About Marsico Growth FDP Fund—Principal Investment Strategies of the Fund,” “Key Facts About Invesco Value FDP Fund—Principal Investment Strategies of the Fund” or “Key Facts About Franklin Templeton Total Return FDP Fund—Principal Investment Strategies of the Fund” and the section of each Fund’s Prospectus entitled “Fund Overview—Key Facts About MFS Research International FDP Fund—Principal Investment Strategies of the Fund,” “Fund Overview—Key Facts About Marsico Growth FDP—Principal Investment Strategies of the Fund,” “Fund Overview—Key Facts About Invesco Value FDP Fund—Principal Investment Strategies of the Fund” or “Fund Overview—Key Facts About Franklin Templeton Total Return FDP Fund—Principal Investment Strategies of the Fund” are amended to add the following to the end of each section:

BlackRock and the Fund have obtained an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits BlackRock, with respect to the Fund, to appoint and replace sub-advisers, and enter into, amend and terminate sub-advisory agreements with sub-advisers, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”). The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions set forth in the SEC exemptive order.

Invesco Value FDP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fdpsi_SupplementTextBlock
FDP SERIES, INC.

Invesco Value FDP Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 15, 2015 to

the Summary Prospectus, Prospectus and Statement of Additional Information of each Fund, each dated September 29, 2014

The Board of Directors (the “Board”) of FDP Series, Inc. (the “Corporation”) recently approved a replacement of the subadviser of the Marsico Growth FDP Fund (the “Growth Fund”) from Marsico Capital Management, LLC to Janus Capital Management LLC (“Janus”), subject to approval of the Growth Fund’s shareholders. In connection with such pending replacement, the Board approved a change in the name of the Growth Fund as set out below, certain changes to the Fund’s principal investment strategies and investment process, and changes to the Fund’s portfolio managers and benchmark index. All of these changes are contingent upon the approval by Growth Fund shareholders of Janus as subadviser to the Fund.

The Board also recently approved the use of a manager of managers structure for each Fund, subject to approval of the Fund’s shareholders. Under the manager of managers structure, BlackRock Advisors, LLC (“BlackRock”), each Fund’s investment adviser, will be able to hire and replace subadvisers and materially amend subadvisory agreements for a Fund, subject to the prior approval of the Board, but without shareholder approval. In connection with each Fund’s pending use of the manager of managers structure (together with the approval of Janus as the Growth Fund’s new subadviser), the Board approved a change in the name of each Fund, as follows:

Current Fund Name	New Fund Name
Invesco Value FDP Fund	FDP BlackRock Invesco Value Fund

Effective immediately following shareholder approval of the manager of managers structure, the following changes are made to the Prospectus and Statement of Additional Information with respect to the applicable Fund.

Change in each Fund’s Name

The Invesco Value FDP Fund is renamed FDP BlackRock Invesco Value Fund.

Use of a Manager of Managers Structure

The section of each Fund’s Summary Prospectus entitled “Key Facts About MFS Research International FDP Fund—Principal Investment Strategies of the Fund,” “Key Facts About Marsico Growth FDP Fund—Principal Investment Strategies of the Fund,” “Key Facts About Invesco Value FDP Fund—Principal Investment Strategies of the Fund” or “Key Facts About Franklin Templeton Total Return FDP Fund—Principal Investment Strategies of the Fund” and the section of each Fund’s Prospectus entitled “Fund Overview—Key Facts About MFS Research International FDP Fund—Principal Investment Strategies of the Fund,” “Fund Overview—Key Facts About Marsico Growth FDP—Principal Investment Strategies of the Fund,” “Fund Overview—Key Facts About Invesco Value FDP Fund—Principal Investment Strategies of the Fund” or “Fund Overview—Key Facts About Franklin Templeton Total Return FDP Fund—Principal Investment Strategies of the Fund” are amended to add the following to the end of each section:

BlackRock and the Fund have obtained an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits BlackRock, with respect to the Fund, to appoint and replace sub-advisers, and enter into, amend and terminate sub-advisory agreements with sub-advisers, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”). The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions set forth in the SEC exemptive order.

Franklin Templeton Total Return FDP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fdpsi_SupplementTextBlock
FDP SERIES, INC.

Franklin Templeton Total Return FDP Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 15, 2015 to

the Summary Prospectus, Prospectus and Statement of Additional Information of each Fund, each dated September 29, 2014

The Board of Directors (the “Board”) of FDP Series, Inc. (the “Corporation”) recently approved a replacement of the subadviser of the Marsico Growth FDP Fund (the “Growth Fund”) from Marsico Capital Management, LLC to Janus Capital Management LLC (“Janus”), subject to approval of the Growth Fund’s shareholders. In connection with such pending replacement, the Board approved a change in the name of the Growth Fund as set out below, certain changes to the Fund’s principal investment strategies and investment process, and changes to the Fund’s portfolio managers and benchmark index. All of these changes are contingent upon the approval by Growth Fund shareholders of Janus as subadviser to the Fund.

The Board also recently approved the use of a manager of managers structure for each Fund, subject to approval of the Fund’s shareholders. Under the manager of managers structure, BlackRock Advisors, LLC (“BlackRock”), each Fund’s investment adviser, will be able to hire and replace subadvisers and materially amend subadvisory agreements for a Fund, subject to the prior approval of the Board, but without shareholder approval. In connection with each Fund’s pending use of the manager of managers structure (together with the approval of Janus as the Growth Fund’s new subadviser), the Board approved a change in the name of each Fund, as follows:

Current Fund Name	New Fund Name
Franklin Templeton Total Return FDP Fund	FDP BlackRock Franklin Templeton Total Return Fund

Effective immediately following shareholder approval of the manager of managers structure, the following changes are made to the Prospectus and Statement of Additional Information with respect to the applicable Fund.

Change in each Fund’s Name

The Franklin Templeton Total Return FDP Fund is renamed FDP BlackRock Franklin Templeton Total Return Fund.

Use of a Manager of Managers Structure

The section of each Fund’s Summary Prospectus entitled “Key Facts About MFS Research International FDP Fund—Principal Investment Strategies of the Fund,” “Key Facts About Marsico Growth FDP Fund—Principal Investment Strategies of the Fund,” “Key Facts About Invesco Value FDP Fund—Principal Investment Strategies of the Fund” or “Key Facts About Franklin Templeton Total Return FDP Fund—Principal Investment Strategies of the Fund” and the section of each Fund’s Prospectus entitled “Fund Overview—Key Facts About MFS Research International FDP Fund—Principal Investment Strategies of the Fund,” “Fund Overview—Key Facts About Marsico Growth FDP—Principal Investment Strategies of the Fund,” “Fund Overview—Key Facts About Invesco Value FDP Fund—Principal Investment Strategies of the Fund” or “Fund Overview—Key Facts About Franklin Templeton Total Return FDP Fund—Principal Investment Strategies of the Fund” are amended to add the following to the end of each section:

BlackRock and the Fund have obtained an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits BlackRock, with respect to the Fund, to appoint and replace sub-advisers, and enter into, amend and terminate sub-advisory agreements with sub-advisers, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”). The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions set forth in the SEC exemptive order.